INTANGIBLES (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 26, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Gross proceeds	$ 250,000					$ 375,000
Beyond fintech percentage	51.00%
Owned frictionless percentage	49.00%
Additional amount		$ 544,320		$ 544,320
Additional amount of software				41,320
Amortization expense		$ 12,629	$ 0	$ 12,629	$ 0